Loans and Allowance for Credit Losses, PCI Loans Outstanding (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2008
PCI loans [Abstract]
Total PCI loans (unpaid principal balance)			$ 98,200
Total Consumer [Member]
PCI loans [Abstract]
Total PCI loans (carrying value)	$ 19,259	$ 21,813
PCI Loans Carrying Value [Member]
PCI loans [Abstract]
Total PCI loans (carrying value)	19,971	23,320
PCI Loans Carrying Value [Member] | Total Commercial [Member]
PCI loans [Abstract]
Total PCI loans (carrying value)	712	1,507	18,700
PCI Loans Carrying Value [Member] | Commercial and Industrial Loans [Member]
PCI loans [Abstract]
Total PCI loans (carrying value)	78	75
PCI Loans Carrying Value [Member] | Commercial real estate mortgage [Member]
PCI loans [Abstract]
Total PCI loans (carrying value)	542	1,261
PCI Loans Carrying Value [Member] | Commercial Real Estate Construction [Member]
PCI loans [Abstract]
Total PCI loans (carrying value)	92	171
PCI Loans Carrying Value [Member] | Total Consumer [Member]
PCI loans [Abstract]
Total PCI loans (carrying value)	19,259	21,813	$ 40,100
PCI Loans Carrying Value [Member] | Real estate 1-4 family first mortgage [Member]
PCI loans [Abstract]
Total PCI loans (carrying value)	19,190	21,712
PCI Loans Carrying Value [Member] | Real estate 1-4 family junior lien mortgage [Member]
PCI loans [Abstract]
Total PCI loans (carrying value)	69	101
PCI Loans UPB [Member]
PCI loans [Abstract]
Total PCI loans (unpaid principal balance)	$ 28,278	$ 32,924